Shareholder Report, Holdings (Details) - C000211759 [Member]	Jun. 30, 2024
Holdings [Line Items]
Percent of Total Investments	100.00%
Other Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Yankee bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Corporate bonds government guaranteed [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%